Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,763	1,141	278	745	(25)	3,902
Non-interest revenue	622	313	206	819	3,456	5,416
Total Revenue	2,385	1,454	484	1,564	3,431	9,318
Provision for (recovery of) credit losses on impaired loans	86	35	-	1	(2)	120
Provision for (recovery of) credit losses on performing loans	(32)	(74)	1	32	3	(70)
Total provision for (recovery of) credit losses	54	(39)	1	33	1	50
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(808)	-	-	(808)
Depreciation and amortization	126	102	64	69	-	361
N on-interest expense	934	623	810	860	125	3,352
Income before taxes	1,271	768	417	602	3,305	6,363
Provision for income taxes	331	180	103	154	839	1,607
Reported net income	940	588	314	448	2,466	4,756
Average Assets (3)	286,486	141,099	49,735	388,901	174,124	1,040,345

For the three months ended April 30, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,581	1,055	237	743	(161)	3,455
Non-interest revenue	562	311	877	795	76	2,621
Total Revenue	2,143	1,366	1,114	1,538	(85)	6,076
Provision for (recovery of) credit losses on impaired loans	154	6	2	(6)	(1)	155
Provision for (recovery of) credit losses on performing loans	(13)	(29)	(4)	(49)	-	(95)
Total provision for (recovery of) credit losses	141	(23)	(2)	(55)	(1)	60
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(283)	-	-	(283)
Depreciation and amortization	121	115	86	70	-	392
N on-interest expense	834	569	886	772	956	4,017
Income (loss) before taxes	1,047	705	427	751	(1,040)	1,890
Provision for (recovery of) income taxes	270	167	105	193	(148)	587
Reported net income (loss)	777	538	322	558	(892)	1,303
Average Assets (3)	258,927	129,877	47,693	360,123	173,524	970,144

(Canadian $ in millions)
For the six months ended April 30, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	3,550	2,297	550	1,669	(145)	7,921
Non-interest revenue	1,242	676	1,339	1,834	4,029	9,120
Total Revenue	4,792	2,973	1,889	3,503	3,884	17,041
Provision for (recovery of) credit losses on impaired loans	186	38	-	(15)	(3)	206
Provision for (recovery of) credit losses on performing loans	(108)	(151)	5	(3)	2	(255)
Total p rovision for (recovery of) credit losses	78	(113)	5	(18)	(1)	(49)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(727)	-	-	(727)
Depreciation and amortization	251	209	130	144	-	734
Non-interest expense	1,833	1,228	1,652	1,826	286	6,825
Income before taxes	2,630	1,649	829	1,551	3,599	10,258
Provision for income taxes	686	380	200	398	905	2,569
Reported net income	1,944	1,269	629	1,153	2,694	7,689
Average Assets (3)	282,439	139,897	49,618	398,452	177,843	1,048,249

For the six months ended April 30, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	3,189	2,146	476	1,546	(324)	7,033
Non-interest revenue	1,053	630	2,615	1,566	154	6,018
Total Revenue	4,242	2,776	3,091	3,112	(170)	13,051
Provision for (recovery of) credit losses on impaired loans	304	26	3	39	(2)	370
Provision for (recovery of) credit losses on performing loans	(15)	(80)	(8)	(51)	-	(154)
Provision for (recovery of) credit losses	289	(54)	(5)	(12)	(2)	216
Insurance claims, commissions and changes in policy benefit liabilities	-	-	318	-	-	318
Depreciation and amortization	239	238	169	139	-	785
Non-interest expense	1,652	1,135	1,740	1,589	1,121	7,237
Income (loss) before taxes	2,062	1,457	869	1,396	(1,289)	4,495
Provision for (recovery of) income taxes	535	340	211	360	(271)	1,175
Reported net income (loss)	1,527	1,117	658	1,036	(1,018)	3,320
Average Assets (3)	256,903	130,187	47,613	372,645	168,267	975,615

(1)	Corporate Services includes Technology and Operations.
(2)

Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between
taxable and
tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)

Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three and six months ended April 30, 2022 are $949,279

million
and $
961,177
 million
,
 including $
272,231

million
and $
268,435

million
for Canadian P&C, $133,774

million
and $
132,654

million
for U.S. P&C, and $543,274

million
and

$
560,088
 million

for all other operating segments including Corporate Services (for three and six months ended April 30, 2021 - Total: $889,555 million
and $
891,770
 million
,
 Canadian P&C
:
$243,889

million
and $
241,799

million
,
 U.S. P&C: $122,996

million
and $
123,207

million
and all other operating segments: $522,670

million
and $526,764
 million).